ORGANIZATION NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)				6 Months Ended	12 Months Ended
	May 09, 2022 shares	May 05, 2022 USD ($) $ / shares shares	Sep. 08, 2021 USD ($)	Jun. 30, 2021	Dec. 31, 2022 USD ($) integer $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 14, 2020 shares	Apr. 09, 2013 $ / shares shares
Description of reverse stock split			declared a 20-for-1 forward stock split of our common stock	declared a 1-for-2 reverse stock split of our common stock
Authorized shares of common stock | shares					50,000,000		20,000,000	100,000
Edible Garden's products sold | integer					201
Common stock, par value | $ / shares		$ 150			$ 0.0001	$ 0.0001		$ 0.0001
Initial public offering shares | shares	97,667				6,666,667
Common stock conversion shares | shares					50,873
Chief Executive Officer [Member]
Common stock conversion shares | shares		9,498				201
Convertible notes		$ 27,821
Chief Financial Officer [Member]
Promissory note payable		785,597
Convertible notes		1,317,800
Evergreen Capital Management LLC [Member]
Offering amount		2,531,006	$ 1,443,000		$ 13,207,000
Amount paid for conversion		$ 5,790
Underwriting Agreement [Member] | Initial Public Offering [Member]
Initial public offering shares | shares		97,667
Warrant description		one warrant to purchase one share of common stock
Warrant exercise price | $ / shares		$ 5.00
Proceeds from warrants		$ 13,624,500
Offering amount		$ 1,025,500